UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
February 12, 2008

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                19
                                              -----------
Form 13F Information Table Value Total:       $    63,030
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 12/31/07



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  3,243   345,000 SH    SOLE             345,000
Advanta Corporation      CLA  007942105  1,957   268,150 SH    SOLE             268,150
Advanta Corporation      CLB  007942204    525    65,000 SH    SOLE              65,000
Ameritrade               COM  03074K100  4,865   242,500 SH    SOLE             242,500
ASV, Inc.                COM  001963107  3,255   235,000 SH    SOLE             235,000
Berkshire Hathawayc.     CLA  084670108  3,540        25 SH    SOLE                  25
Black & Decker, Inc.     COM  091797100  3,691    53,000 SH    SOLE              53,000
Cabelas, Inc.            COM  126804301  5,237   347,500 SH    SOLE             347,500
El Paso Corporation      COM  28336L109  5,215   302,500 SH    SOLE             302,500
Federal Agric. Mortgage  CLC  313148306  9,246   351,300 SH    SOLE             351,300
Federal Agric. Mortgage  CLA  313148108  1,199    70,500 SH    SOLE              70,500
Goldman Sachs            COM  38141G104  4,301    20,000 SH    SOLE              20,000
Honda Motor Co.          COM  438128308    994    30,000 SH    SOLE              30,000
St. Joe Company          COM  790148100  2,841    80,000 SH    SOLE              80,000
MBIA, Inc.               COM  55262C100  1,863   100,000 SH    SOLE             100,000
McGraw Hill Companies    COM  580645109    876    20,000 SH    SOLE              20,000
Polaris Industries, Inc. COM  731068102  7,500   157,000 SH    SOLE             157,000
Willow Financial Bancorp COM  97111W101  1,591   189,624 SH    SOLE             189,624
Zimmer Holdings          COM  98956P102  1,091    16,500 SH    SOLE              16,500



REPORT SUMMARY:                 19      63,030